PROVISION FOR WARRANTY COST	9 Months Ended
Sep. 30, 2023
Provision For Warranty Cost
PROVISION FOR WARRANTY COST

7. PROVISION FOR WARRANTY COST

The Company provides a two year bumper to bumper warranty coverage for vehicles on specified components, with the exception of normal wear and tear.

During the nine months ended September 30, 2023, the Company recorded warranty expense of $287 (September 30, 2022 - $458) as part of its cost of sales in connection with sales completed during the nine months. During the nine months ended September 30, 2023, $394 of warranty costs (September 30, 2022 - $676) have been incurred against the provision. Change in estimate of the warranty provision relates to re-assessment of the warranty provision compared to the actual warranty claims applied.

$
Balance at December 31, 2021	1,669

Additions	499
Warranty claims applied	(841)
Change in estimate of warranty provision	421
Change in foreign exchange	(39)
Balance at December 31, 2022	1,709
Additions	287
Warranty claims applied	(394)
Change in estimate of warranty provision	(922)
Change in foreign exchange	12
Balance at September 30, 2023	692
Less: Current portion	563
Long-term portion of warranty provision	129